Leases (Details) - Schedule of the supplemental cash flow information related to operating leases (Parentheticals)	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of The Supplemental Cash Flow Information Related To Operating Leases [Abstract]
Operating lease liabilities arising from obtaining operating right-of-use assets, excluding the impact of recognized on initial adoption	$ 4,900